Operating Profit (Details) - Schedule of operating profit - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Operating profit is stated after accounting for the following charges:
Depreciation of property, plant and equipment		R 493,788	R 458,281	R 372,936
Amortization of capitalized commission assets		64,707	64,566	46,957
Amortization of intangible assets		51,143	39,078	25,856
Employee benefits expense	[1]	865,831	720,606	396,369
Defined contribution plan		R 44,681	R 26,534	R 21,742

[1]	After offsetting government grant received ZAR nil (2022: ZAR 6.7 million, 2021: ZAR 16.7 million).